18. WARRANTS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Number of Shares	1,250,000
Fair Value as of March 31, 2017	$ 4,170,677
Fair Value as of December 31, 2016	$ 6,393,936
Warrant G Member
Number of Shares	750,000	750,000
Original Exercise Price	$ 5	$ 10.00
Fair Value as of March 31, 2017	$ 1,938,202
Fair Value as of December 31, 2016	$ 3,300,671	$ 3,300,671
Expiration Date	Jan. 31, 2018	Jan. 31, 2018
Warrant H Member
Number of Shares	250,000	250,000
Original Exercise Price	$ 6	$ 12.00
Fair Value as of March 31, 2017	$ 902
Fair Value as of December 31, 2016	$ 1,524,805	$ 1,524,805
Expiration Date	Jan. 31, 2019	Jan. 31, 2019
Warrant I Member
Number of Shares	250,000	250,000
Original Exercise Price	$ 7	$ 14.00
Fair Value as of March 31, 2017	$ 1,330,084
Fair Value as of December 31, 2016	$ 1,568,460	$ 1,568,460
Expiration Date	Jan. 31, 2020	Jan. 31, 2020
November
Number of Shares		2,500,000
Fair Value as of December 31, 2016		$ 6,393,936
Warrant J Member
Number of Shares		1,085,000
Original Exercise Price		$ .03
Fair Value as of December 31, 2016		$ 12,993,342
Expiration Date		Dec. 29, 2020
Warrant K Member
Number of Shares		85,000
Original Exercise Price		$ .03
Fair Value as of December 31, 2016		$ 14,011,254
Expiration Date		Dec. 29, 2020
December
Number of Shares		2,340,000